Shareholders’ Equity - Schedule of Share Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 14,542	$ 13,012	$ 8,793
Research and development [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total stock-based compensation expense	9,684	8,721	5,726
Sales and marketing [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total stock-based compensation expense	2,384	2,229	1,403
General and administrative [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total stock-based compensation expense	2,187	1,786	1,537
Cost of revenues [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 287	$ 276	$ 127